Sensitivity Analysis – Trading and Banking Portfolios (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trading Banking Portfolios Scenario 1 [Member] | Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (24,247)	R$ (12,180)
Definition	Exposure subject to variations in price index coupon rates	Exposure subject to variations in price index coupon rates
Trading Banking Portfolios Scenario 1 [Member] | Sensitivity Analysis Trading And Banking Portfolio Price Indices [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (26,327)	R$ (27,143)
Trading Banking Portfolios Scenario 1 [Member] | Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (1,488)	(2,277)
Definition	Exposure subject to variations in foreign currency coupon rates
Trading Banking Portfolios Scenario 1 [Member] | Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (5,539)	R$ (2,202)
Definition	Exposure subject to exchange rate variations	Exposure subject to exchange rate variations
Trading Banking Portfolios Scenario 1 [Member] | Sensitivity Analysis Trading And Banking Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (21,015)	R$ (43,353)
Definition	Exposure subject to variation in stock prices	Exposure subject to variation in stock prices
Trading Banking Portfolios Scenario 1 [Member] | Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (1,933)	R$ (1,339)
Definition	Exposure subject to variations in the interest rate of securities traded on the international market	Exposure subject to variations in the interest rate of securities traded on the international market
Trading Banking Portfolios Scenario 1 [Member] | Sensitivity Analysis Trading And Banking Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (439)	R$ (30)
Definition	Exposure not classified in other definitions	Exposure not classified in other definitions
Trading Banking Portfolios Scenario 1 [Member] | Sensitivity Analysis Trading And Banking Portfolio Total Without Correlation [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (80,988)	R$ (88,524)
Trading Banking Portfolios Scenario 1 [Member] | Sensitivity Analysis Trading And Banking Portfolio Total With Correlation [Member]
IfrsStatementLineItems [Line Items]
Value at risk	(52,715)	(73,350)
Trading Banking Portfolios Scenario 2 [Member] | Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (6,101,562)	R$ (1,553,493)
Definition	Exposure subject to variations in price index coupon rates	Exposure subject to variations in price index coupon rates
Trading Banking Portfolios Scenario 2 [Member] | Sensitivity Analysis Trading And Banking Portfolio Price Indices [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (3,142,601)	R$ (2,227,123)
Trading Banking Portfolios Scenario 2 [Member] | Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Value at risk	(70,758)	(71,852)
Trading Banking Portfolios Scenario 2 [Member] | Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (138,469)	R$ (65,746)
Definition	Exposure subject to exchange rate variations	Exposure subject to exchange rate variations
Trading Banking Portfolios Scenario 2 [Member] | Sensitivity Analysis Trading And Banking Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (525,366)	R$ (1,083,824)
Definition	Exposure subject to variation in stock prices	Exposure subject to variation in stock prices
Trading Banking Portfolios Scenario 2 [Member] | Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (71,314)	R$ (14,019)
Definition	Exposure subject to variations in the interest rate of securities traded on the international market	Exposure subject to variations in the interest rate of securities traded on the international market
Trading Banking Portfolios Scenario 2 [Member] | Sensitivity Analysis Trading And Banking Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (2,809)	R$ (748)
Definition	Exposure not classified in other definitions	Exposure not classified in other definitions
Trading Banking Portfolios Scenario 2 [Member] | Sensitivity Analysis Trading And Banking Portfolio Total Without Correlation [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (10,052,879)	R$ (5,016,805)
Trading Banking Portfolios Scenario 2 [Member] | Sensitivity Analysis Trading And Banking Portfolio Total With Correlation [Member]
IfrsStatementLineItems [Line Items]
Value at risk	(8,534,510)	(4,168,903)
Trading Banking Portfolios Scenario 3 [Member] | Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (11,639,974)	R$ (2,974,461)
Definition	Exposure subject to variations in price index coupon rates	Exposure subject to variations in price index coupon rates
Trading Banking Portfolios Scenario 3 [Member] | Sensitivity Analysis Trading And Banking Portfolio Price Indices [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (5,586,279)	R$ (4,031,341)
Trading Banking Portfolios Scenario 3 [Member] | Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Value at risk	(138,972)	(141,860)
Trading Banking Portfolios Scenario 3 [Member] | Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (276,938)	R$ (131,493)
Definition	Exposure subject to exchange rate variations	Exposure subject to exchange rate variations
Trading Banking Portfolios Scenario 3 [Member] | Sensitivity Analysis Trading And Banking Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (1,050,731)	R$ (2,167,648)
Definition	Exposure subject to variation in stock prices	Exposure subject to variation in stock prices
Trading Banking Portfolios Scenario 3 [Member] | Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (140,945)	R$ (27,608)
Definition	Exposure subject to variations in the interest rate of securities traded on the international market
Trading Banking Portfolios Scenario 3 [Member] | Sensitivity Analysis Trading And Banking Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (5,610)	R$ (1,496)
Definition	Exposure not classified in other definitions	Exposure not classified in other definitions
Trading Banking Portfolios Scenario 3 [Member] | Sensitivity Analysis Trading And Banking Portfolio Total Without Correlation [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (18,839,449)	R$ (9,475,907)
Trading Banking Portfolios Scenario 3 [Member] | Sensitivity Analysis Trading And Banking Portfolio Total With Correlation [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (15,949,247)	R$ (7,883,903)